Document And Entity Information	6 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	PRESTO AUTOMATION INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001822145
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	94070